Income Taxes (Details) (CAD)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Income tax expense reconciliation [Abstract]
Federal tax rate (in hundredths)	16.50%		18.00%		19.00%
Income tax expense at the statutory Federal tax rate	(554,000,000)		(518,000,000)		(430,000,000)
Income tax (expense) recovery resulting from: [Abstract]
Provincial and foreign taxes	(360,000,000)		(308,000,000)		(213,000,000)
Deferred income tax adjustments due to rate enactments	(40,000,000)		0		126,000,000
Gain on disposals	62,000,000		32,000,000		42,000,000
Other	(7,000,000)	[1]	22,000,000	[1]	68,000,000	[1]
Income tax expense	(899,000,000)		(772,000,000)		(407,000,000)
Cash payments for income taxes	482,000,000		214,000,000		245,000,000
Income before income taxes [Abstract]
Domestic	2,464,000,000		2,052,000,000		1,738,000,000
Foreign	892,000,000		824,000,000		523,000,000
Income before income taxes	3,356,000,000		2,876,000,000		2,261,000,000
Current income tax (expense) [Abstract]
Domestic	(340,000,000)		(306,000,000)		(244,000,000)
Foreign	(28,000,000)		(48,000,000)		(25,000,000)
Current income tax (expense) - Total	(368,000,000)		(354,000,000)		(269,000,000)
Deferred income tax (expense) [Abstract]
Domestic	(288,000,000)		(248,000,000)		(58,000,000)
Foreign	(243,000,000)		(170,000,000)		(80,000,000)
Deferred income tax (expense) - Total	(531,000,000)		(418,000,000)		(138,000,000)
Deferred income tax assets [Abstract]
Pension liability	226,000,000		0
Personal injury claims and other reserves	134,000,000		155,000,000
Other postretirement benefits liability	85,000,000		88,000,000
Net operating losses and tax credit carryforwards	5,000,000	[2]	11,000,000	[2]
Total deferred income tax assets	450,000,000		254,000,000
Deferred income tax liabilities [Abstract]
Properties	5,618,000,000		5,129,000,000
Net pension asset	0		41,000,000
Other	119,000,000		183,000,000
Total deferred income tax liabilities	5,737,000,000		5,353,000,000
Total net deferred income tax liability	5,287,000,000		5,099,000,000
Total net deferred income tax liability [Abstract]
Domestic	2,046,000,000		2,162,000,000
Foreign	3,241,000,000		2,937,000,000
Total net deferred income tax liability	5,287,000,000		5,099,000,000
Total net deferred income tax liability	5,287,000,000		5,099,000,000
Net current deferred income tax asset	46,000,000		53,000,000
Net noncurrent deferred income tax liability	5,333,000,000		5,152,000,000
Net operating losses and tax credit carryforwards, expiration date	between the years 2014 and 2031
Future taxable income to fully realize all of the deferred income tax assets	1,600,000,000
Unrecognized deferred income tax asset on unrealized foreign exchange loss in AOCI	280,000,000
Recognized tax credits for eligible research and development expenditures	(1,000,000)		(1,000,000)		(6,000,000)
Accrued interest and penalties	13,000,000		19,000,000
Approximate amount of unrecognized tax benefits that may be recognised over the next 12 months as a results of settlements and a lapse of the applicable statute of limitations	(16,000,000)
Income tax receivable included in Deferred and receivable income taxes	76,000,000
Reconciliation for unrecognized tax benefits for Domestic and Foreign tax positions: [Roll Forward]
Gross unrecognized tax benefits as at beginning of year	57,000,000		83,000,000		79,000,000
Increases for: [Abstract]
Tax positions related to the current year	1,000,000		4,000,000		11,000,000
Tax positions related to prior years	11,000,000		5,000,000		4,000,000
Decreases for: [Abstract]
Tax positions related to prior years	0		(31,000,000)		(2,000,000)
Settlements	(21,000,000)		0		(2,000,000)
Lapse of the applicable statute of limitations	(2,000,000)		(4,000,000)		(7,000,000)
Gross unrecognized tax benefits at end of year	46,000,000		57,000,000		83,000,000
Adjustments to reflect tax treaties and other arrangements	(11,000,000)		(27,000,000)		(46,000,000)
Net unrecognized tax benefits at end of year	35,000,000		30,000,000		37,000,000
Unrecognized tax benefits recorded in income tax expense related to penalties and interest expense	4,000,000		5,000,000		4,000,000
Federal Domestic [Member]
Income Tax Returns [Abstract]
Income tax return examination by tax authorities, years under review	2006, 2007 and 2008
Expected completion date of all on-going examinations of the Company's income tax returns by tax authorities	2012
Income tax returns subject to examination by tax authorities, years under consideration	2007 to 2010
Provincial [Member]
Income Tax Returns [Abstract]
Income tax return examination by tax authorities, years under review	2006
Expected completion date of all on-going examinations of the Company's income tax returns by tax authorities	2012
Income tax returns subject to examination by tax authorities, years under consideration	2006 to 2010
Federal US [Member]
Income Tax Returns [Abstract]
Income tax returns subject to examination by tax authorities, years under consideration	2007 to 2010
State [Member]
Income Tax Returns [Abstract]
Income tax returns subject to examination by tax authorities, years under consideration	2007 to 2010
Indiana [Member]
Income Tax Returns [Abstract]
Income tax return examination by tax authorities, years under review	2008 to 2010
Expected completion date of all on-going examinations of the Company's income tax returns by tax authorities	2012
Wisconsin [Member]
Income Tax Returns [Abstract]
Income tax return examination by tax authorities, years under review	2003 to 2006
Expected completion date of all on-going examinations of the Company's income tax returns by tax authorities	2012

[1]	Comprises adjustments relating to the resolution of matters pertaining to prior years' income taxes, including net recognized tax benefits, and other items.
[2]	Net operating losses and tax credit carryforwards will expire between the years 2014 and 2031.